Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 09, 2016
Registrant Name	ALGER GLOBAL GROWTH FUND
Central Index Key	0001219064
Amendment Flag	false
Document Creation Date	Mar. 09, 2016
Document Effective Date	Mar. 09, 2016
Prospectus Date	Mar. 01, 2016
ALGER GLOBAL GROWTH FUND | ALGER GLOBAL GROWTH FUND CLASS Z
Prospectus:
Trading Symbol	AFGZX